Income Taxes - Reconciliation (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Amount
Tax computed at federal statutory rate			$ (888,000)
Nondeductible expenses			47,000
Change in Valuation allowance:			$ 841,000
Income tax expense	$ 0	$ 0		$ 1,000
Tax Jurisdiction of Domicile [Extensible Enumeration]			country:US	country:US
Percent
Statutory federal rate	21.00%	21.00%	21.00%	21.00%
State income taxes, net of federal benefit				1.00%
Nondeductible expenses			(1.00%)
Change in Valuation allowance:			(20.00%)	(22.00%)
Effective tax rate	0.00%	0.00%	0.00%	0.00%